Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 2,280,074	R$ 2,661,494
Financial investments and hedging instruments	1,804,122	5,033,258
Trade receivables	3,375,246	3,318,927
Reseller financing	582,562	549,129
Inventories	3,918,772	3,846,196
Recoverable taxes	1,061,227	1,044,850
Recoverable income and social contribution taxes	291,833	366,080
Dividends receivable	147	1,152
Other receivables	56,205	56,955
Prepaid expenses	98,024	132,122
Contractual assets with customers – exclusive rights	555,052	478,908
Total current assets other than non-current assets or disposal groups classified as held for sale	14,023,264	17,489,071
Assets held for sale	11,000,917	0
Total current assets	25,024,181	17,489,071
Non-current assets
Financial investments and hedging instruments	379,277	977,408
Trade receivables	63,749	72,195
Reseller financing	415,472	419,255
Related parties	490	2,824
Deferred income and social contribution taxes	571,755	974,711
Recoverable taxes	1,046,798	1,474,808
Recoverable income and social contribution taxes	155,358	261,205
Escrow deposits	871,261	949,796
Indemnification asset – business combination	120,991	204,439
Other receivables	29,748	20,238
Prepaid expenses	71,368	70,507
Contractual assets with customers – exclusive rights	1,524,174	1,227,423
Investments
In joint ventures	71,389	139,100
In associates	7,176	25,588
Others	28	2,793
Total investments	78,593	167,481
Right-of-use assets	1,651,295	2,150,286
Property, plant, and equipment	5,534,591	8,005,860
Intangible assets	1,471,256	1,782,655
Total non-current assets	13,986,176	18,761,091
Total assets	39,010,357	36,250,162
Current liabilities
Loans, financing and hedge derivative financial instruments	618,327	2,306,036
Debentures	2,247,724	949,908
Trade payables	3,670,895	2,745,019
Trade payables – reverse factoring	2,119,059	1,295,633
Salaries and related charges	330,103	468,630
Taxes payable	229,176	286,014
Dividends payable	202,860	442,133
Income and social contribution taxes payable	196,348	169,317
Post-employment benefits	21,082	27,077
Provision for asset retirement obligation	4,632	4,267
Provision for tax, civil, and labor risks	119,942	43,660
Leases payable	188,832	260,189
Other payables	144,204	224,676
Deferred revenue	5,625	18,282
Total current liabilities other than liabilities included in disposal groups classified as held for sale	10,098,809	9,240,841
Liabilities directly associated with assets held for sale	2,541,421	0
Total current liabilities	12,640,230	9,240,841
Non-current liabilities
Loans, financing and hedge derivative financial instruments	8,672,547	8,526,064
Debentures	4,839,045	5,594,208
Related parties	3,534	3,711
Deferred income and social contribution taxes	282	12,732
Post-employment benefits	194,637	257,647
Provision for asset retirement obligation	52,079	49,168
Provision for tax, civil, and labor risks	812,243	854,385
Leases payable	1,159,479	1,573,099
Subscription warrants – indemnification	51,296	86,439
Provision for liabilities of joint ventures	0	2,096
Other payables	115,745	139,507
Total non-current liabilities	15,900,887	17,099,056
Equity
Share capital	5,171,752	5,171,752
Equity instrument granted	34,043	22,404
Capital reserve	596,481	594,049
Treasury shares	(488,425)	(489,068)
Revaluation reserve on subsidiaries	4,154	4,337
Profit reserves	4,866,409	4,408,275
Other comprehensive income	(117,493)	(233,394)
Additional dividends to the minimum mandatory dividends	0	55,391
Equity attributable to:
Shareholders of the Company	10,066,921	9,533,746
Non-controlling interests in subsidiaries	402,319	376,519
Total equity	10,469,240	9,910,265
Total liabilities and equity	R$ 39,010,357	R$ 36,250,162